Investments - Summary of Long-Term Investment (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Investments, All Other Investments [Abstract]
Non-marketable equity securities	¥ 55,299,509		¥ 10,000,000
Equity method investments	27,589,200		27,589,200
Total long-term equity investments	¥ 82,888,709	$ 12,703,250	¥ 37,589,200